Stock Option Plan - Schedule of Weighted Average Assumption for Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected volatility	35.00%	35.00%
Expected term	6 years	6 years
Expected dividends	0.00%	0.00%
Risk free rate	1.93%	1.84%
Grant date fair value	$ 6.76	$ 6.29